ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Details of The Company's Subsidiaries and Variable Interest Entities

As of December 31, 2013, details of the Company's significant majority-owned subsidiaries and VIEs are as follows:

	Incorporation	Shareholder/
	or acquisition	nominee	Legal
Name	date/place	owner	ownership	Principal activities
			%

Subsidiaries:

KongZhong Information	July 2002	KongZhong	100	Providing consulting
Technologies (Beijing) Co.,	People's Republic			and technology services
Ltd. ("KongZhong Beijing")	of China ("PRC")

KongZhong China Co., Ltd.	June 2005	KongZhong	100	Providing consulting
("KongZhong China")	the PRC			and technology services

Simlife (Beijing) Science	June 2009	Simlife	100	Providing consulting
Co., Ltd. ("Simlife Beijing ")	the PRC	International Inc.		and technology services

Success Blueprint Limited	October 2009	KongZhong	100	Providing novel license
("Success Blueprint")	British Virgin Islands			to overseas

Dacheng Holdings Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Holdings")	Cayman Islands			services

Dacheng Investment	January 2010	KongZhong	100	Providing internet games
(Hong Kong) Limited	Hong Kong			services
("Dacheng Hong Kong")

Noumena Innovation	March 2012	KongZhong	100	Providing smart mobile
(BVI) Ltd. ("Noumena")	British Virgin Islands			games services

Noumena Productions limited	March 2012	Noumena	100	Providing smart mobile
	Hong Kong			games services
	Incorporation	Shareholder/
	or acquisition	nominee	Legal
Name	date/place	owner	ownership	Principal activities
			%

VIEs:

Beijing AirInbox Information	April 2002	Linguang Wu	45	Providing wireless
Technologies Co., Ltd.	the PRC	SonglinYang	42	value-added services
("Beijing AirInbox")		Guijun Wang	10	to mobile phone users
		Zhen Huang	3

Beijing Wireless Interactive	February 2005	Yang Yang	40	Providing wireless
Network Technologies Co., Ltd.	the PRC	Jingye Sun	30	value-added services
("Beijing WINT")		Li Ai	30	to mobile phone users

Beijing Chengxitong	November 2005	Yang Li	90	Providing wireless
Information Technology	the PRC	Xuelei Wu	10	value-added services
Co., Ltd. ("Beijing				to mobile phone users
Chengxitong")

Beijing Xinrui Network	January 2006	Guijun Wang	51	Providing wireless
Technology Co., Ltd.	the PRC	Yang Li	49	value-added services
("Beijing Xinrui")	to mobile phone users

Shanghai Mailifang	March 2009	Xu Guo	90	Mobile games
Communication Co., Ltd.	the PRC	Yang Yang	10	developing services
("Shanghai Mailifang")

Xiamen Xinreli Technology	June 2009	Tao Jia	80	Providing wireless
Co., Ltd. ("Xiamen Simlife")	the PRC	Junhong Chen	20	value-added services
				to mobile phone users

Shanghai Dacheng Network	January 2010	Leilei Wang	59	Providing internet games
Technology Co., Ltd.	the PRC	Zhen Yang	41	services
("Shanghai Dacheng")

Subsidiaries of VIE:

Beijing Boya Wuji	March 2004	Beijing AirInbox	100	Providing internet games
Technologies Co., Ltd.	the PRC	services

Tianjin Mammoth	May 2005	Beijing AirInbox	95	Mobile games
Technologies Co., Ltd.	the PRC	Beijing WINT	5	developing services
("Tianjin Mammoth")

Beijing Shiyuan Leya Culture	July 2008	Beijing Xinrui	100	Providing wireless
Communication Co., Ltd.	the PRC			value-added services to
mobile phone users

Nanjing Net Book Culture	October 2009	Beijing Chengxitong	100	Providing
Co., Ltd.	the PRC			internet novel services
	Incorporation	Shareholder/
	or acquisition	nominee	Legal
Name	date/place	owner	ownership	Principal activities
			%

Beijing Yin'ao Fulai Culture	May 2012	Beijing Xinrui	100	Providing wireless
Development Co., Ltd.,	the PRC			value-added services to
				mobile phone users

Beijing Shangshu Boer Culture	July 2012	Beijing Xinrui	100	Providing wireless
Communication Co., Ltd.,	the PRC			value-added services to
				mobile phone users

Shanghai KongZhong	July 2012	Beijing AirInbox	100	Providing internet games
Brilliant Game Co., Ltd.	the PRC			services

Subsidiaries And VIEs, Contractual Arrangements
Name of Foreign Owned Subsidiaries	Name of VIE Companies

KongZhong Beijing	Beijing AirInbox
KongZhong Beijing	Beijing WINT
KongZhong Beijing	Beijing Chengxitong
KongZhong Beijing	Shanghai Mailifang
Simlife Beijing	Xiamen Simlife
KongZhong China	Beijing Xinrui
KongZhong China	Shanghai Dacheng

Financial Information of the Company's VIE and VIEs Subsidiaries

The following financial statement amounts and balances of KongZhong's VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2012	2013

Total current assets	$123,346,361	$140,476,592
Total assets	$217,772,519	$259,746,443

Total current liabilities	$55,491,173	$57,510,282
Total liabilities	$74,161,671	$76,770,282

	For the years ended December 31,
	2011	2012	2013

Gross revenues	$154,828,573	$177,868,368	$174,775,692
Net income	$22,628,312	$28,331,383	$16,439,680

	For the years ended December 31,
	2011	2012	2013

Net cash provided by operating activities	$29,159,789	$43,021,136	$28,830,017
Net cash (used in) investing activities	$(16,777,374)	$(53,172,297)	$(38,188,141)
Net cash (used in) financing activities	$-	$-	$(6,588,420)